Net loss per share - Schedule of Anti-dilutive Securities (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities
Total potentially dilutive securities (in shares)	17,604,474	14,683,370	17,604,474	14,683,370
Unvested restricted shares and units
Antidilutive Securities
Total potentially dilutive securities (in shares)	264,326	996,927	264,326	996,927
Share options
Antidilutive Securities
Total potentially dilutive securities (in shares)	14,074,842	10,421,137	14,074,842	10,421,137
Warrants
Antidilutive Securities
Total potentially dilutive securities (in shares)	3,265,306	3,265,306	3,265,306	3,265,306